Incentive Programs (Tables)	6 Months Ended
Jun. 30, 2024
Incentive Programs
Schedule of total cost of outstanding incentive programs

	June 30, 2024			June 30, 2023
	Options	Share Awards	Total	Options	Share Awards	Total
	Outstanding	Outstanding	Outstanding	Outstanding	Outstanding	Outstanding
Incentive Programs
Board LTIP 2021	—	22,882	22,882	—	22,882	22,882
Board LTIP 2022	—	37,136	37,136	—	37,136	37,136
Board LTIP 2023	—	40,957	40,957	—	40,957	40,957
ESOP 2020	535,166	—	535,166	1,364,730	—	1,364,730
ESOP 2021	1,386,163	—	1,386,163	1,468,500	—	1,468,500
ESOP 2022	1,814,166	—	1,814,166	1,961,000	—	1,961,000
ESOP 2023	1,865,000	—	1,865,000	—	—	—
Total Outstanding	5,600,495	100,975	5,701,470	4,794,230	100,975	4,895,205